DERIVATIVE LIABILITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Short-term Debt [Line Items]
Conversion price	$ 2.00	$ 0.02
Risk free interest rate	0.09%	1.53%
Expected life of derivative liability	1 month	1 month
Expected volatility of underlying stock	171.70%	148.50%
Maximum [Member]
Short-term Debt [Line Items]
Conversion price	$ 0.015	$ 2.00
Risk free interest rate	1.53%	2.59%
Expected life of derivative liability	12 months	12 months
Expected volatility of underlying stock	222.60%	224.30%